Commitments and Contingencies (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2018	Dec. 31, 2021
Product Liability Contingency [Line Items]
Participation interests							$ 285,000,000
Percentage of raffle revenue net							7.00%
Obligation to pay digital securities amount								$ 5,632
Rent expense	$ 12,309	$ 12,309			$ 61,960	$ 2,434
Subsequent Event [Member]
Product Liability Contingency [Line Items]
Rent expense				$ 1,669
Spicewood [Member]
Product Liability Contingency [Line Items]
Rent expense			$ 1,669
Waco [Member]
Product Liability Contingency [Line Items]
Rent expense			$ 2,434